UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

Courtney R. Taylor

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Income from mortgage
securities can add stability
to your portfolio.

American Funds Mortgage Fund®

Annual report for the year ended August 31, 2014

American Funds Mortgage Fund seeks to provide current income and preserve capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended September 30, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	-0.92%	1.33%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.72% for Class A shares as of the prospectus dated November 1, 2014 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of September 30, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.50%.The fund’s 12-month distribution rate for Class A shares as of that date was 1.07%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
3	The value of a $10,000 investment
4	Summary investment portfolio
7	Financial statements
26	Board of trustees and other officers

Fellow investors:

In the midst of a relatively strong economy, interest rates nonetheless declined for the most recent fiscal year of American Funds Mortgage Fund, which helped produce a positive return for the 12-month period.

For the fiscal year ended August 31, 2014, the fund gained 4.97%, with all distributions reinvested. By way of comparison, the unmanaged Barclays U.S. Mortgage Backed Securities Index returned 5.42%, while the fund’s peer group, as measured by the Lipper U.S. Mortgage Funds Average, rose 5.13%. Another peer measure, the Lipper GNMA Funds Average, returned 4.57%.

The fund paid dividends totaling 11.7 cents for the period, resulting in an income return of 1.19% for those reinvesting their dividends. Those taking dividends in cash saw an income return of 1.18%.

Market overview

The U.S. economy continued to grow over the course of the fund’s fiscal year, albeit with ebbs and flows. Overall, the recovery from the 2008-2009 downturn continues. This can be credited in part to the Federal Reserve, which has not only kept benchmark interest rates at historic lows, but has purchased U.S. Treasuries and mortgage-backed securities (MBS) in the market for the past several years.

The Fed began tapering its regular bond purchases in January. At the time, it was our expectation that the decreased demand would result in lower bond prices and, therefore, higher rates as well as wider MBS spreads. However,

Results at a glance

For periods ended August 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	2.25%	4.97%	2.05%	2.50%
Barclays U.S. Mortgage Backed Securities Index*	2.43	5.42	2.18	2.84
Lipper U.S. Mortgage Funds Average	2.26	5.13	2.61	3.04
Lipper GNMA Funds Average	1.66	4.57	1.45	2.33

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

American Funds Mortgage Fund	1

several things occurred to send rates lower instead, and to keep spreads well supported. One, the national housing market’s growth began to cool, resulting in fewer mortgages to bundle into MBS pools, thus reducing supply alongside demand.

In addition, the bond market saw a fresh influx of investor money over much of the period. Some of this may have been attributable to investors hedging against the potential for market volatility related to the ongoing crises in Syria, Iraq and Ukraine. Also, many banks were compelled to buy high-quality bonds earlier in the period in order to meet new regulatory standards for liquidity. Finally, with yields falling in other areas of the developed world, most notably Europe, U.S. bonds may have been seen as more attractive.

Inside the portfolio

Unlike many of its peers, American Funds Mortgage Fund (AFMF) has always sought to invest in high-quality mortgage-backed securities. Conversely, certain funds that are included in the Lipper U.S. Mortgage Funds Average have a history of investing in lower quality MBS as well as a variety of other credits. AFMF is more akin to GNMA (Ginnie Mae) funds in that its credit-quality profile remains very high. However, AFMF is also free to invest in MBS issued by Fannie Mae and Freddie Mac, as well as other highly rated securities, which can lead to greater diversification and less volatility than funds investing strictly in GNMA mortgages.

Over the period, the fund’s holdings in GNMA mortgages represented roughly 18.4% of the portfolio, down slightly from the year prior. The fund held 4.8% in Freddie Mac securities and 47.0% in Fannie Mae, compared to 7.1% and 49.4%, respectively, a year ago.

The fund’s overall duration — a measure of its exposure to changes in interest rates — was reduced somewhat over the fiscal year. As we stated, this was in anticipation of rising rates. While rates instead fell during the period, we expect the situation to steadily change. As such, we feel the fund is well positioned.

As has been the case throughout the fund’s history, it continues to hold a limited number of high-quality, privately issued mortgage-backed securities, along with U.S. dollar-denominated “covered bonds,” which are mortgage-related securities issued by banks domiciled in other nations. These securities, along with a small quantity of multifamily and apartment MBS, helped returns during the period.

The fund also benefitted from unusually sustained “mortgage dollar rolls.” These occur when an investor purchases an MBS but postpones the date on which it’s delivered for a few weeks to a month. In cases where demand is high, MBS issuers may offer compensation for investors if they postpone the purchase for another month. The fund took advantage of these rolls through the first half of the calendar year, and while they contributed only modestly to the fund’s overall return, they also were supportive.

Looking ahead

The portfolio managers believe in taking into account multiple possibilities when looking to the future. While some scenarios are more likely than others, the goal is to create a fund that can be resilient in the face of market changes.

With that said, it is our belief that the economy will continue to see gradual improvement over the course of the coming fiscal year. While the current recovery is perhaps more tepid than in previous cycles, we do believe it is sustainable over time.

The Federal Reserve will complete the tapering of its bond purchases, and we have seen evidence that the housing market’s growth may improve. We believe that the resulting shift in supply and demand could trigger lower bond prices and higher rates. This is certainly a reason to be cautious, but we expect these changes to be gradual, which can offer us the opportunity to reinvest principal at higher yields in the coming months.

Finally, there is the risk of further geopolitical upheaval, which is notoriously difficult to predict. Investors have accounted for a certain amount of unrest in Eastern Europe and the Middle East, but sharp shifts in the balance of power may create short-term volatility in markets and positive returns for defensive bond investments. It is for these reasons that we work to create a fund that is capable of adapting to the market environment.

We are grateful you have chosen to invest in American Funds Mortgage Fund and look forward to reporting to you again in six months.

Cordially,

Wesley K.-S. Phoa
President

October 14, 2014

For current information about the fund, visit americanfunds.com.

2	American Funds Mortgage Fund

The value of a $10,000 investment

How a $10,000 investment has fared (for the period November 1, 2010, to August 31, 2014, with all distributions reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Results of the Lipper U.S. Mortgage Funds Average do not reflect any sales charges.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	For the period November 1, 2010, commencement of operations, through November 30, 2010.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2014)*

	1 year	Lifetime (since 11/1/10)

Class A shares	1.07%	1.48%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

American Funds Mortgage Fund	3

Summary investment portfolio August 31, 2014

Investment mix by security type	Percent of net assets

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Fannie Mae	45.81%
Ginnie Mae	11.88
Freddie Mac	3.67	61.36%
Other		14.47
Total		75.83%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	20.60%
AAA/Aaa	76.53
AA/Aa	0.15
Unrated	0.30
Short-term securities & other assets less liabilities	2.42

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The information in the portfolio quality summary table is not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 97.58%	Principal amount (000)	Value (000)
Mortgage-backed obligations 75.83%
Federal agency mortgage-backed obligations 70.29%
Fannie Mae 4.00% 2043[1]	$9,673	$10,282
Fannie Mae 4.00% 2043[1]	8,512	9,090
Fannie Mae 3.50% 2044[1,2]	185,873	191,371
Fannie Mae 3.50% 2044[1,2]	49,650	50,963
Fannie Mae 4.00% 2044[1,2]	24,690	26,165
Fannie Mae 4.00% 2044[1,2]	15,585	16,462
Fannie Mae 4.50% 2044[1,2]	93,499	100,732
Fannie Mae 4.50% 2044[1,2]	64,336	69,483
Fannie Mae 5.00% 2044[1,2]	22,750	25,089
Fannie Mae 2.28%—5.50% 2017—2053[1,3]	41,697	42,704
Freddie Mac 2.351% 2043[1,3]	8,419	8,422
Freddie Mac 4.00% 2044[1,2]	14,275	15,098
Freddie Mac 4.50% 2044[1,2]	13,650	14,738
Freddie Mac 2.57%—6.00% 2037—2043[1,3]	15,662	16,833
Government National Mortgage Assn. 6.00% 2039[1]	10,256	11,673
Government National Mortgage Assn. 5.50% 2040[1]	9,566	10,790
Government National Mortgage Assn. 5.00% 2041[1]	11,340	12,471
Government National Mortgage Assn. 4.50% 2043[1]	12,139	13,217
Government National Mortgage Assn. 4.00% 2044[1]	33,010	35,171
Government National Mortgage Assn. 4.00% 2044[1]	27,076	28,894
Government National Mortgage Assn., Series 2012, Class H-20, 0.974% 2062[1,3]	9,013	9,147
Government National Mortgage Assn. 0.78%—6.55% 2032—2064[1,3]	85,393	91,407
Other securities		566
		810,768

Other 5.54%
Other securities		63,881

Total mortgage-backed obligations		874,649

4	American Funds Mortgage Fund

U.S.Treasury bonds & notes 17.58%	Principal amount (000)	Value (000)
U.S. Treasury 13.02%
U.S. Treasury 0.25% 2015	$43,400	$43,457
U.S. Treasury 1.50% 2019	11,000	10,992
U.S. Treasury 1.625% 2019[4]	47,000	47,038
U.S. Treasury 2.25% 2021	20,000	20,326
U.S. Treasury 1.75% 2022	8,520	8,290
U.S. Treasury 2.75% 2023	8,400	8,721
U.S. Treasury 2.50%—3.75% 2023—2043[4]	11,100	11,285
		150,109
U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 2.00% 2016[5]	9,005	9,388
U.S. Treasury Inflation-Protected Security 0.125% 2017[5]	8,656	8,862
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	10,833	12,380
U.S. Treasury Inflation-Protected Security 0.13%—0.63% 2016—2043[5]	22,058	21,991
		52,621

Total U.S. Treasury bonds & notes		202,730

Federal agency bonds & notes 3.02%
Fannie Mae 0.48%—3.50% 2015—2024[1,3]	6,822	6,989
Federal Farm Credit Banks 0.21% 2017[3]	5,142	5,143
Federal Home Loan Bank 5.50% 2036	300	396
Freddie Mac 0.54%—3.39% 2016—2024[1,3]	20,439	20,685
Other securities		1,593
		34,806

Other 1.15%
Other securities		13,271

Total bonds, notes & other debt instruments (cost: $1,110,877,000)		1,125,456

Short-term securities 50.79%

Abbott Laboratories 0.10% due 11/6/2014[6]	20,000	19,997
Apple Inc. 0.11% due 11/21/2014[6]	20,000	19,993
Army and Air Force Exchange Service 0.10% due 11/18/2014[6]	9,500	9,497
Caterpillar Financial Services Corp. 0.11% due 10/14/2014	10,000	9,998
Chevron Corp. 0.07%—0.08% due 9/19/2014—10/3/2014[6]	20,000	19,998
E.I. duPont de Nemours and Co. 0.07% due 9/26/2014[6]	8,300	8,299
Emerson Electric Co. 0.08% due 9/23/2014[6]	15,000	14,999
Fannie Mae 0.07%—0.12% due 12/15/2014—6/1/2015	71,600	71,578
Federal Farm Credit Banks 0.07%—0.12% due 11/3/2014—4/28/2015	33,750	33,738
Federal Home Loan Bank 0.07%—0.13% due 9/24/2014—1/14/2015	148,400	148,384
Freddie Mac 0.08%—0.09% due 11/28/2014—1/26/2015	24,600	24,595
General Electric Co. 0.06% due 9/2/2014	23,900	23,900
Honeywell International Inc. 0.12% due 9/19/2014[6]	10,000	9,999
John Deere Financial Ltd. 0.08% due 9/3/2014—9/12/2014[6]	30,000	29,999
Merck & Co. Inc. 0.07% due 10/1/2014[6]	9,000	9,000
Microsoft Corp. 0.08% due 10/22/2014[6]	11,725	11,724
Paccar Financial Corp. 0.10% due 10/3/2014	15,100	15,098
PepsiCo Inc. 0.07% due 10/6/2014[6]	13,100	13,099
Private Export Funding Corp. 0.18%—0.19% due 11/19/2014—12/5/2014[6]	11,000	10,997
Procter & Gamble Co. 0.10%—0.15% due 10/29/2014—1/7/2015[6]	25,000	24,994
Wal-Mart Stores, Inc. 0.09% due 9/23/2014[6]	20,000	19,999
Wells Fargo & Co. 0.14% due 10/8/2014	25,500	25,497
Other securities		10,400

Total short-term securities (cost: $585,758,000)		585,782
Total investment securities 148.37% (cost: $1,696,635,000)		1,711,238
Other assets less liabilities (48.37)%		(557,859)

Net assets 100.00%		$1,153,379

American Funds Mortgage Fund	5

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $129,167,000 over the prior 12-month period.

					Unrealized
					appreciation
				Notional	(depreciation) at
Pay/receive	Floating rate	Fixed	Expiration	amount	8/31/2014
floating rate	index	rate	date	(000)	(000)
Receive	3-month USD-LIBOR	1.039%	11/26/2017	$2,400	$16
Receive	3-month USD-LIBOR	1.314	5/20/2018	10,000	37
Receive	3-month USD-LIBOR	1.5125	7/22/2018	10,000	(15)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	10,000	(36)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	2,500	(7)
Receive	3-month USD-LIBOR	1.81	3/24/2019	10,000	(65)
Receive	3-month USD-LIBOR	1.775	3/28/2019	20,000	(98)
Pay	3-month USD-LIBOR	1.789	6/20/2019	18,150	55
Pay	3-month USD-LIBOR	1.7945	6/20/2019	11,300	37
Pay	3-month USD-LIBOR	1.7905	6/20/2019	4,550	14
Pay	3-month USD-LIBOR	1.732	6/27/2019	18,000	2
Pay	3-month USD-LIBOR	1.821	7/31/2019	28,000	94
Pay	3-month USD-LIBOR	1.799	8/8/2019	24,000	48
Pay	3-month USD-LIBOR	1.7255	8/19/2019	95,000	(180)
Pay	3-month USD-LIBOR	1.725	8/21/2019	30,000	(59)
Receive	3-month USD-LIBOR	2.205	7/23/2021	5,000	(26)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(110)
Receive	3-month USD-LIBOR	2.683	8/4/2024	16,000	(284)
Pay	3-month USD-LIBOR	2.5355	8/21/2024	6,000	24
Pay	3-month USD-LIBOR	3.525	3/28/2044	5,000	473
Receive	3-month USD-LIBOR	3.34	6/27/2044	11,000	(623)
Receive	3-month USD-LIBOR	3.206	7/31/2044	7,000	(206)
Receive	3-month USD-LIBOR	3.238	8/8/2044	6,000	(214)
Receive	3-month USD-LIBOR	3.174	8/21/2044	6,000	(135)
					$(1,258)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,180,000, which represented .28% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $271,838,000, which represented 23.57% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

6	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities
at August 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,696,635)		$1,711,238
Cash		108
Receivables for:
Sales of investments	$548,946
Sales of fund’s shares	1,945
Interest	2,856	553,747
		2,265,093
Liabilities:
Payables for:
Purchases of investments	1,110,734
Repurchases of fund’s shares	149
Dividends on fund’s shares	3
Investment advisory services	229
Services provided by related parties	162
Trustees’ deferred compensation	2
Variation margin	414
Other	21	1,111,714
Net assets at August 31, 2014		$1,153,379

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,135,339
Undistributed net investment income		143
Undistributed net realized gain		4,552
Net unrealized appreciation		13,345
Net assets at August 31, 2014		$1,153,379

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (112,948 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$134,067	13,129	$10.21
Class B	457	45	10.19
Class C	15,333	1,505	10.19
Class F-1	5,312	520	10.21
Class F-2	9,852	965	10.21
Class 529-A	11,149	1,092	10.21
Class 529-B	120	12	10.18
Class 529-C	4,446	437	10.18
Class 529-E	1,276	125	10.21
Class 529-F-1	4,740	464	10.21
Class R-1	296	29	10.19
Class R-2	1,921	189	10.18
Class R-2E	10	1	10.21
Class R-3	1,604	157	10.21
Class R-4	1,662	163	10.21
Class R-5	160	16	10.21
Class R-6	960,974	94,099	10.21

See Notes to Financial Statements

American Funds Mortgage Fund	7

Statement of operations
for the year ended August 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$15,128
Fees and expenses*:
Investment advisory services	$2,386
Distribution services	608
Transfer agent services	357
Administrative services	391
Reports to shareholders	39
Registration statement and prospectus	200
Trustees’ compensation	5
Auditing and legal	78
Custodian	2
Other	67	4,133
Net investment income		10,995

Net realized gain and unrealized appreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	17,540
Interest rate swaps	(527)	17,013
Net unrealized appreciation (depreciation) on:
Investments	19,244
Interest rate swaps	(1,483)	17,761
Net realized gain and unrealized appreciation on investments and interest rate swaps		34,774
Net increase in net assets resulting from operations		$45,769

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2014	2013
Operations:
Net investment income (loss)	$10,995	$(156)
Net realized gain (loss) on investments and interest rate swaps	17,013	(2,542)
Net unrealized appreciation (depreciation) on investments and interest rate swaps	17,761	(16,838)
Net increase (decrease) in net assets resulting from operations	45,769	(19,536)
Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(12,273)	(6,534)
Distributions from net realized gain on investments	—	(9,088)
Total dividends and distributions paid or accrued to shareholders	(12,273)	(15,622)
Net capital share transactions	325,171	202,253

Total increase in net assets	358,667	167,095

Net assets:
Beginning of year	794,712	627,617
End of year (including undistributed net investment income: $143 and $13, respectively)	$1,153,379	$794,712

See Notes to Financial Statements

8	American Funds Mortgage Fund

Notes to financial statements

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preserve capital.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Mortgage Fund	9

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues.

10	American Funds Mortgage Fund

The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Mortgage Fund	11

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in futures — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

12	American Funds Mortgage Fund

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of August 31, 2014 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin	$—	Variation margin	$414

	Net realized loss		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(527)	Net unrealized depreciation on interest rate swaps	$(1,483)

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2014, the fund reclassified $1,408,000 from undistributed net realized gain to undistributed net investment income and $16,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$4,713
Gross unrealized appreciation on investment securities	15,532
Gross unrealized depreciation on investment securities	(942)
Net unrealized appreciation on investment securities	14,590
Cost of investment securities	1,696,648

American Funds Mortgage Fund	13

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended August 31, 2014			Year ended August 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$1,681	$—	$1,681	$3,202	$1,062	$4,264
Class B	3	—	3	13	7	20
Class C	74	—	74	267	154	421
Class F-1	70	—	70	168	58	226
Class F-2	121	—	121	797	286	1,083
Class 529-A	116	—	116	145	49	194
Class 529-B	1	—	1	4	3	7
Class 529-C	22	—	22	69	40	109
Class 529-E	12	—	12	10	3	13
Class 529-F-1	53	—	53	33	6	39
Class R-1	8	—	8	26	12	38
Class R-2	12	—	12	26	12	38
Class R-2E*	—	—	—
Class R-3	19	—	19	33	12	45
Class R-4	18	—	18	24	8	32
Class R-5	55	—	55	149	44	193
Class R-6	10,008	—	10,008	7,204	1,696	89
Total	$12,273	$—	$12,273	$12,170	$3,452	$15,622

*	Class R-2E shares were offered beginning August 29, 2014.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2014, the investment advisory services fee was $2,386,000, which was equivalent to an annualized rate of 0.266% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

14	American Funds Mortgage Fund

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period September 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended August 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$308	$254		$14		Not applicable
Class B	6	1		Not applicable		Not applicable
Class C	172	31		9		Not applicable
Class F-1	14	9		3		Not applicable
Class F-2	Not applicable	9		4		Not applicable
Class 529-A	22	17		5		$10
Class 529-B	2	—	*	—	*	—*
Class 529-C	57	9		3		6
Class 529-E	7	2		1		1
Class 529-F-1	—	7		2		4
Class R-1	—	—	*	—	*	Not applicable
Class R-2	10	11		1		Not applicable
Class R-2E†	—	—		—		Not applicable
Class R-3	7	4		1		Not applicable
Class R-4	3	1		1		Not applicable
Class R-5	Not applicable	2		2		Not applicable
Class R-6	Not applicable	—	*	345		Not applicable
Total class-specific expenses	$608	$357		$391		$21

*	Amount less than one thousand.
†	Class R-2E shares were offered beginning August 29, 2014.

American Funds Mortgage Fund	15

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$27,796	2,771	$1,553	155		$(74,147)	(7,438)	$(44,798)	(4,512)
Class B	63	6	3	1		(491)	(49)	(425)	(42)
Class C	4,056	405	70	7		(14,286)	(1,438)	(10,160)	(1,026)
Class F-1	2,038	203	69	7		(4,398)	(439)	(2,291)	(229)
Class F-2	3,154	314	64	6		(2,524)	(253)	694	67
Class 529-A	3,943	393	116	12		(4,621)	(463)	(562)	(58)
Class 529-B	89	9	1	—	[2]	(451)	(45)	(361)	(36)
Class 529-C	1,632	164	21	2		(5,999)	(603)	(4,346)	(437)
Class 529-E	427	43	12	1		(794)	(80)	(355)	(36)
Class 529-F-1	1,535	154	53	5		(600)	(60)	988	99
Class R-1	47	5	6	1		(720)	(73)	(667)	(67)
Class R-2	724	73	10	1		(1,163)	(117)	(429)	(43)
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	378	38	17	1		(1,059)	(106)	(664)	(67)
Class R-4	605	60	16	2		(650)	(65)	(29)	(3)
Class R-5	1,237	124	54	5		(6,337)	(629)	(5,046)	(500)
Class R-6	433,537	43,091	10,052	1,001		(49,977)	(4,993)	393,612	39,099
Total net increase (decrease)	$481,271	47,854	$12,117	1,207		$(168,217)	(16,851)	$325,171	32,210

Year ended August 31, 2013

Class A	$78,313	7,675	$3,774	372		$(97,643)	(9,672)	$(15,556)	(1,625)
Class B	562	55	20	2		(1,166)	(116)	(584)	(59)
Class C	11,256	1,107	401	40		(16,844)	(1,669)	(5,187)	(522)
Class F-1	8,095	797	211	21		(11,907)	(1,180)	(3,601)	(362)
Class F-2	5,197	507	1,024	101		(53,663)	(5,313)	(47,442)	(4,705)
Class 529-A	6,957	684	194	19		(3,092)	(306)	4,059	397
Class 529-B	146	14	7	1		(247)	(25)	(94)	(10)
Class 529-C	3,506	346	109	11		(2,644)	(263)	971	94
Class 529-E	1,199	118	13	1		(167)	(16)	1,045	103
Class 529-F-1	2,904	287	39	3		(339)	(34)	2,604	256
Class R-1	268	26	29	3		(1,913)	(188)	(1,616)	(159)
Class R-2	1,124	111	31	3		(1,075)	(107)	80	7
Class R-3	939	92	36	3		(763)	(75)	212	20
Class R-4	491	48	22	2		(238)	(24)	275	26
Class R-5	2,511	245	182	18		(6,386)	(632)	(3,693)	(369)
Class R-6	284,100	28,032	8,890	879		(22,210)	(2,207)	270,780	26,704
Total net increase (decrease)	$407,568	40,144	$14,982	1,479		$(220,297)	(21,827)	$202,253	19,796

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

16	American Funds Mortgage Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,956,682,000 and $6,746,701,000, respectively, during the year ended August 31, 2014.

10. Ownership concentration

At August 31, 2014, the fund had three shareholders, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund and American Funds 2015 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 18% and 15%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	17

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class A
Year ended 8/31/2014	$9.84	$.10	$.39	$.49	$(.12)	$—	$(.12)	$10.21	4.97%	$134,067	.72%		.72%		1.00%
Year ended 8/31/2013	10.30	(.02)	(.24)	(.26)	(.07)	(.13)	(.20)	9.84	(2.54)	173,651	.64		.64		(.18)
Year ended 8/31/2012	10.16	.05	.34	.39	(.14)	(.11)	(.25)	10.30	3.90	198,417	.65		.65		.49
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.18	.15	.33	(.17)	—	(.17)	10.16	3.40	87,631	.73	[6]	.66	[6]	2.21 [6]
Class B
Year ended 8/31/2014	9.83	.02	.39	.41	(.05)	—	(.05)	10.19	4.13	457	1.50		1.50		.24
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)	(.01)	(.13)	(.14)	9.83	(3.28)	859	1.44		1.44		(1.01)
Year ended 8/31/2012	10.16	(.04)	.34	.30	(.05)	(.11)	(.16)	10.30	3.07	1,500	1.45		1.45		(.28)
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.13	.15	.28	(.12)	—	(.12)	10.16	2.88	773	1.50	[6]	1.43	[6]	1.63 [6]
Class C
Year ended 8/31/2014	9.83	.02	.38	.40	(.04)	—	(.04)	10.19	4.09	15,333	1.54		1.54		.17
Year ended 8/31/2013	10.30	(.10)	(.23)	(.33)	(.01)	(.13)	(.14)	9.83	(3.30)	24,868	1.47		1.47		(1.03)
Year ended 8/31/2012	10.16	(.04)	.34	.30	(.05)	(.11)	(.16)	10.30	3.03	31,444	1.48		1.48		(.35)
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.13	.15	.28	(.12)	—	(.12)	10.16	2.84	14,706	1.54	[6]	1.50	[6]	1.58 [6]
Class F-1
Year ended 8/31/2014	9.84	.10	.38	.48	(.11)	—	(.11)	10.21	4.94	5,312	.74		.74		.99
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)	(.07)	(.13)	(.20)	9.84	(2.59)	7,372	.69		.69		(.25)
Year ended 8/31/2012	10.16	.04	.34	.38	(.13)	(.11)	(.24)	10.30	3.85	11,439	.68		.68		.42
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.18	.15	.33	(.17)	—	(.17)	10.16	3.37	3,020	.78	[6]	.71	[6]	2.21 [6]
Class F-2
Year ended 8/31/2014	9.85	.12	.38	.50	(.14)	—	(.14)	10.21	5.12	9,852	.46		.46		1.24
Year ended 8/31/2013	10.30	(.01)	(.22)	(.23)	(.09)	(.13)	(.22)	9.85	(2.27)	8,839	.45		.45		(.06)
Year ended 8/31/2012	10.16	.07	.34	.41	(.16)	(.11)	(.27)	10.30	4.10	57,707	.45		.45		.66
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.20	.15	.35	(.19)	—	(.19)	10.16	3.57	1,741	.54	[6]	.46	[6]	2.37 [6]
Class 529-A
Year ended 8/31/2014	9.84	.09	.39	.48	(.11)	—	(.11)	10.21	4.87	11,149	.82		.82		.89
Year ended 8/31/2013	10.30	(.03)	(.23)	(.26)	(.07)	(.13)	(.20)	9.84	(2.63)	11,317	.74		.74		(.26)
Year ended 8/31/2012	10.16	.04	.34	.38	(.13)	(.11)	(.24)	10.30	3.80	7,758	.74		.74		.32
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.18	.15	.33	(.17)	—	(.17)	10.16	3.36	1,320	.77	[6]	.71	[6]	2.37 [6]
Class 529-B
Year ended 8/31/2014	9.82	.01	.39	.40	(.04)	—	(.04)	10.18	4.09	120	1.59		1.59		.11
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)	— [7]	(.13)	(.13)	9.82	(3.41)	474	1.55		1.55		(1.10)
Year ended 8/31/2012	10.16	(.05)	.34	.29	(.04)	(.11)	(.15)	10.30	2.96	595	1.54		1.54		(.51)
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.13	.15	.28	(.12)	—	(.12)	10.16	2.79	146	1.64	[6]	1.54	[6]	1.44 [6]

18	American Funds Mortgage Fund

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class 529-C
Year ended 8/31/2014	$9.82	$.01	$.39	$.40	$(.04)	$—	$(.04)	$10.18	4.05%		$4,446	1.62%		1.62%		.09%
Year ended 8/31/2013	10.30	(.11)	(.24)	(.35)	— [7]	(.13)	(.13)	9.82	(3.42)		8,588	1.55		1.55		(1.09)
Year ended 8/31/2012	10.16	(.05)	.34	.29	(.04)	(.11)	(.15)	10.30	2.95		8,038	1.52		1.52		(.58)
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.13	.15	.28	(.12)	—	(.12)	10.16	2.78		581	1.63	[6]	1.57	[6]	1.53	[6]
Class 529-E
Year ended 8/31/2014	9.84	.06	.39	.45	(.08)	—	(.08)	10.21	4.59		1,276	1.08		1.08		.65
Year ended 8/31/2013	10.30	(.05)	(.24)	(.29)	(.04)	(.13)	(.17)	9.84	(2.90)		1,581	1.01		1.01		(.49)
Year ended 8/31/2012	10.16	.01	.34	.35	(.10)	(.11)	(.21)	10.30	3.49		595	1.04		1.04		.02
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.16	.15	.31	(.15)	—	(.15)	10.16	3.13		125	1.12	[6]	1.05	[6]	2.04	[6]
Class 529-F-1
Year ended 8/31/2014	9.84	.11	.39	.50	(.13)	—	(.13)	10.21	5.08		4,740	.61		.61		1.10
Year ended 8/31/2013	10.30	— [7]	(.25)	(.25)	(.08)	(.13)	(.21)	9.84	(2.45)		3,596	.54		.54		(.04)
Year ended 8/31/2012	10.16	.05	.34	.39	(.14)	(.11)	(.25)	10.30	3.99		1,121	.56		.56		.53
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.19	.15	.34	(.18)	—	(.18)	10.16	3.49		333	.62	[6]	.57	[6]	2.43	[6]
Class R-1
Year ended 8/31/2014	9.84	.14	.38	.52	(.17)	—	(.17)	10.19	5.38	[8]	296	.26	[8]	.26	[8]	1.45	[8]
Year ended 8/31/2013	10.30	(.06)	(.22)	(.28)	(.05)	(.13)	(.18)	9.84	(2.73)[8]		946	.98	[8]	.98	[8]	(.59)[8]
Year ended 8/31/2012	10.16	(.02)	.34	.32	(.07)	(.11)	(.18)	10.30	3.20	[8]	2,629	1.33	[8]	1.33	[8]	(.12)[8]
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.13	.15	.28	(.12)	—	(.12)	10.16	2.87	[8]	3,371	1.43	[6,8]	1.32	[6,8]	1.36	[6,8]
Class R-2
Year ended 8/31/2014	9.83	.02	.39	.41	(.06)	—	(.06)	10.18	4.19	[8]	1,921	1.47	[8]	1.47	[8]	.23	[8]
Year ended 8/31/2013	10.30	(.08)	(.23)	(.31)	(.03)	(.13)	(.16)	9.83	(3.10)[8]		2,283	1.21	[8]	1.21	[8]	(.75)[8]
Year ended 8/31/2012	10.16	(.02)	.34	.32	(.07)	(.11)	(.18)	10.30	3.26	[8]	2,316	1.27	[8]	1.27	[8]	(.14)[8]
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.14	.15	.29	(.13)	—	(.13)	10.16	2.95	[8]	913	1.32	[6,8]	1.18	[6,8]	1.48	[6,8]
Class R-2E
Period from 8/29/2014 to 8/31/2014[4,9]	10.21	—	—	—	—	—	—	10.21	—		10	—		—		—
Class R-3
Year ended 8/31/2014	9.84	.08	.39	.47	(.10)	—	(.10)	10.21	4.78	[8]	1,604	.92	[8]	.92	[8]	.81	[8]
Year ended 8/31/2013	10.30	(.03)	(.24)	(.27)	(.06)	(.13)	(.19)	9.84	(2.67)[8]		2,200	.80	[8]	.80	[8]	(.34)[8]
Year ended 8/31/2012	10.16	.02	.34	.36	(.11)	(.11)	(.22)	10.30	3.63	[8]	2,097	.89	[8]	.89	[8]	.23	[8]
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.16	.15	.31	(.15)	—	(.15)	10.16	3.18	[8]	885	1.03	[6,8]	.92	[6,8]	1.76	[6,8]

American Funds Mortgage Fund	19

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]
Class R-4
Year ended 8/31/2014	$9.84	$.11		$.38	$.49	$(.12)	$—	$(.12)	$10.21	5.06%	$1,662	.63%		.63%		1.06%
Year ended 8/31/2013	10.30	(.01)		(.24)	(.25)	(.08)	(.13)	(.21)	9.84	(2.50)	1,637	.60		.60		(.13)
Year ended 8/31/2012	10.16	.05		.34	.39	(.14)	(.11)	(.25)	10.30	3.91	1,437	.62		.62		.51
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.18		.15	.33	(.17)	—	(.17)	10.16	3.37	665	.77	[6]	.69	[6]	1.93	[6]
Class R-5
Year ended 8/31/2014	9.84	.15		.37	.52	(.15)	—	(.15)	10.21	5.29	160	.43		.43		1.48
Year ended 8/31/2013	10.30	—	[7]	(.23)	(.23)	(.10)	(.13)	(.23)	9.84	(2.29)	5,079	.38		.38		.05
Year ended 8/31/2012	10.16	.07		.34	.41	(.16)	(.11)	(.27)	10.30	4.14	9,114	.39		.39		.70
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.20		.15	.35	(.19)	—	(.19)	10.16	3.58	2,220	.49	[6]	.44	[6]	2.40	[6]
Class R-6
Year ended 8/31/2014	9.84	.13		.39	.52	(.15)	—	(.15)	10.21	5.33	960,974	.36		.36		1.32
Year ended 8/31/2013	10.30	.02		(.25)	(.23)	(.10)	(.13)	(.23)	9.84	(2.25)	541,422	.32		.32		.18
Year ended 8/31/2012	10.16	.07		.34	.41	(.16)	(.11)	(.27)	10.30	4.19	291,410	.37		.37		.82
Period from 11/1/2010 to 8/31/2011[4,5]	10.00	.20		.15	.35	(.19)	—	(.19)	10.16	3.61	256,098	.51	[6]	.41	[6]	2.55	[6]

				For the period
	Year ended August 31			11/1/2010 to
	2014	2013	2012	8/31/2011[4,5]
Portfolio turnover rate for all share classes	812%	658%	442%	240%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed other fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	For the period November 1, 2010, commencement of operations, through August 31, 2011.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Although the fund has plans of distribution for Class R-1, R-2 and R-3 shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[9]	Class R-2E shares were offered beginning August 29, 2014.

See Notes to Financial Statements

20	American Funds Mortgage Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Mortgage Fund (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California
October 14, 2014

American Funds Mortgage Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2014, through August 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	American Funds Mortgage Fund

	Beginning account value 3/1/2014	Ending account value 8/31/2014		Expenses paid during period*		Annualized expense ratio
Class A – actual return	$1,000.00	$1,022.49		$3.77		.74%
Class A – assumed 5% return	1,000.00	1,021.48		3.77		.74
Class B – actual return	1,000.00	1,018.38		7.53		1.48
Class B – assumed 5% return	1,000.00	1,017.74		7.53		1.48
Class C – actual return	1,000.00	1,018.18		7.78		1.53
Class C – assumed 5% return	1,000.00	1,017.49		7.78		1.53
Class F-1 – actual return	1,000.00	1,022.54		3.62		.71
Class F-1 – assumed 5% return	1,000.00	1,021.63		3.62		.71
Class F-2 – actual return	1,000.00	1,023.88		2.30		.45
Class F-2 – assumed 5% return	1,000.00	1,022.94		2.29		.45
Class 529-A – actual return	1,000.00	1,022.04		4.23		.83
Class 529-A – assumed 5% return	1,000.00	1,021.02		4.23		.83
Class 529-B – actual return	1,000.00	1,018.39		7.78		1.53
Class 529-B – assumed 5% return	1,000.00	1,017.49		7.78		1.53
Class 529-C – actual return	1,000.00	1,018.07		8.09		1.59
Class 529-C – assumed 5% return	1,000.00	1,017.19		8.08		1.59
Class 529-E – actual return	1,000.00	1,020.80		5.45		1.07
Class 529-E – assumed 5% return	1,000.00	1,019.81		5.45		1.07
Class 529-F-1 – actual return	1,000.00	1,023.18		3.06		.60
Class 529-F-1 – assumed 5% return	1,000.00	1,022.18		3.06		.60
Class R-1 – actual return	1,000.00	1,025.19	†	.20	†	.04	†
Class R-1 – assumed 5% return	1,000.00	1,025.00	†	.20	†	.04	†
Class R-2 – actual return	1,000.00	1,017.96		7.88		1.55
Class R-2 – assumed 5% return	1,000.00	1,017.39		7.88		1.55
Class R-3 – actual return	1,000.00	1,021.47		4.74		.93
Class R-3 – assumed 5% return	1,000.00	1,020.52		4.74		.93
Class R-4 – actual return	1,000.00	1,023.03		3.16		.62
Class R-4 – assumed 5% return	1,000.00	1,022.08		3.16		.62
Class R-5 – actual return	1,000.00	1,024.29		2.19		.43
Class R-5 – assumed 5% return	1,000.00	1,023.04		2.19		.43
Class R-6 – actual return	1,000.00	1,024.44		1.68		.33
Class R-6 – assumed 5% return	1,000.00	1,023.54		1.68		.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	Although the fund has a plan of distribution for Class R-1 shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and ending account values would be lower.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2014:

U.S. government income that may be exempt from state taxation	$2,678,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

American Funds Mortgage Fund	23

Approval of Investment Advisory and Service Agreement

The American Funds Mortgage Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing current income and preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper U.S. Mortgage Funds Average and the Barclays U.S. Mortgage Backed Securities Index. They noted that over the fund’s relatively short lifetime, results were slightly below those of the Barclays index and Lipper average for the nine-month, one-year and lifetime periods. They also noted that the Lipper category included funds with a broad range of mandates including those that invested in other and lower quality instruments not utilized by the fund. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were below the median fees and expenses of the other funds included in the Lipper U.S. Mortgage Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the amounts paid to CRMC by the fund.

24	American Funds Mortgage Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Mortgage Fund	25

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 69	2010	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	70	None
James G. Ellis, 67	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	70	Mercury General Corp.
Leonard R. Fuller, 68	2010	President and CEO, Fuller Consulting (financial management consulting firm)	70	None
R. Clark Hooper, 68 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	72	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 56	2010	Dean and Professor, Columbia University, School of International and Public Affairs	69	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 59	2010	Clinical Professor and Director, Accounting Program, University of Redlands	66	None
Frank M. Sanchez, 71	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	66	None
Margaret Spellings, 56	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	70	None
Steadman Upham, Ph.D., 65	2010	President and University Professor, The University of Tulsa	69	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 58 Vice Chairman of the Board	2010	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

26	American Funds Mortgage Fund

Other officers5

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Wesley K.-S. Phoa, 48	2010	Senior Vice President — Capital Fixed Income Investors,Capital Research and Management Company; President Senior Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company;[6] Vice President, Capital Strategy Research, Inc.[6]
Fergus N. MacDonald, 44 Senior Vice President	2010	Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 44 Senior Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Courtney R. Taylor, 39 Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 42 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Steven I. Koszalka, 50 Assistant Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 46 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 63 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Mortgage Fund	27

Office of the fund
One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2014, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, One Market, Steuart Tower, Suite 2000, San Francisco, California 94105.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$48,000
2014	$63,000

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$7,000
2014	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	None
2014	None

c) Tax Fees:
2013	$32,000
2014	$44,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $41,000 for fiscal year 2013 and $53,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
August 31, 2014
Bonds, notes & other debt instruments 97.58% Mortgage-backed obligations 75.83% Federal agency mortgage-backed obligations 70.29%	Principal amount (000)	Value (000)
Fannie Mae 3.306% 2017[1,2]	$330	$348
Fannie Mae 2.50% 2033[2]	4,625	4,619
Fannie Mae 2.50% 2033[2]	1,245	1,243
Fannie Mae 3.00% 2033[2]	1,401	1,401
Fannie Mae 5.50% 2039[2]	170	189
Fannie Mae 3.251% 2040[1,2]	1,466	1,565
Fannie Mae 3.561% 2040[1,2]	801	859
Fannie Mae 4.195% 2040[1,2]	727	774
Fannie Mae 5.00% 2040[2]	2,447	2,663
Fannie Mae 5.00% 2040[2]	2,036	2,215
Fannie Mae 3.44% 2041[1,2]	962	1,015
Fannie Mae 3.526% 2041[1,2]	304	319
Fannie Mae 3.761% 2041[1,2]	1,731	1,852
Fannie Mae 2.275% 2043[2]	209	192
Fannie Mae 2.275% 2043[2]	136	125
Fannie Mae 2.275% 2043[2]	128	118
Fannie Mae 2.275% 2043[2]	120	110
Fannie Mae 2.275% 2043[2]	118	109
Fannie Mae 2.275% 2043[2]	91	85
Fannie Mae 2.515% 2043[1,2]	1,014	1,023
Fannie Mae 2.525% 2043[2]	352	338
Fannie Mae 2.525% 2043[2]	297	286
Fannie Mae 2.525% 2043[2]	237	228
Fannie Mae 2.525% 2043[2]	190	183
Fannie Mae 2.525% 2043[2]	173	166
Fannie Mae 2.525% 2043[2]	156	150
Fannie Mae 2.525% 2043[2]	143	137
Fannie Mae 2.525% 2043[2]	135	129
Fannie Mae 2.525% 2043[2]	131	125
Fannie Mae 2.525% 2043[2]	113	109
Fannie Mae 2.525% 2043[2]	111	107
Fannie Mae 2.525% 2043[2]	105	101
Fannie Mae 2.525% 2043[2]	93	89
Fannie Mae 2.525% 2043[2]	89	85
Fannie Mae 2.525% 2043[2]	89	85
Fannie Mae 2.525% 2043[2]	89	85
Fannie Mae 2.525% 2043[2]	76	73
Fannie Mae 2.525% 2043[2]	76	73
Fannie Mae 2.525% 2043[2]	74	71
Fannie Mae 2.525% 2043[2]	59	57
Fannie Mae 2.775% 2043[2]	833	800
Fannie Mae 2.775% 2043[2]	486	466
Fannie Mae 2.775% 2043[2]	445	427
Fannie Mae 2.775% 2043[2]	415	398
Fannie Mae 2.775% 2043[2]	394	378
Fannie Mae 2.775% 2043[2]	389	373
American Funds Mortgage Fund — Page 1 of 8

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[2]	$372	$357
Fannie Mae 2.775% 2043[2]	234	225
Fannie Mae 2.775% 2043[2]	160	154
Fannie Mae 2.775% 2043[2]	144	139
Fannie Mae 2.775% 2043[2]	141	135
Fannie Mae 2.775% 2043[2]	132	127
Fannie Mae 2.775% 2043[2]	128	123
Fannie Mae 2.775% 2043[2]	114	110
Fannie Mae 2.775% 2043[2]	110	106
Fannie Mae 2.775% 2043[2]	109	104
Fannie Mae 2.775% 2043[2]	60	58
Fannie Mae 2.775% 2043[2]	55	52
Fannie Mae 3.025% 2043[2]	383	382
Fannie Mae 3.025% 2043[2]	280	279
Fannie Mae 3.025% 2043[2]	231	230
Fannie Mae 3.025% 2043[2]	208	207
Fannie Mae 3.025% 2043[2]	183	183
Fannie Mae 3.025% 2043[2]	149	149
Fannie Mae 3.025% 2043[2]	121	121
Fannie Mae 3.025% 2043[2]	118	118
Fannie Mae 3.025% 2043[2]	111	110
Fannie Mae 3.025% 2043[2]	97	97
Fannie Mae 3.025% 2043[2]	96	96
Fannie Mae 3.025% 2043[2]	94	94
Fannie Mae 3.025% 2043[2]	91	91
Fannie Mae 3.025% 2043[2]	84	84
Fannie Mae 3.025% 2043[2]	48	48
Fannie Mae 3.275% 2043[2]	237	236
Fannie Mae 3.275% 2043[2]	197	197
Fannie Mae 3.275% 2043[2]	173	172
Fannie Mae 3.275% 2043[2]	137	136
Fannie Mae 3.275% 2043[2]	129	128
Fannie Mae 3.275% 2043[2]	128	128
Fannie Mae 3.275% 2043[2]	78	78
Fannie Mae 3.275% 2043[2]	66	66
Fannie Mae 3.275% 2043[2]	35	35
Fannie Mae 4.00% 2043[2]	9,673	10,282
Fannie Mae 4.00% 2043[2]	8,512	9,090
Fannie Mae 4.00% 2043[2]	7,719	8,237
Fannie Mae 3.50% 2044[2,3]	185,873	191,371
Fannie Mae 3.50% 2044[2,3]	49,650	50,963
Fannie Mae 4.00% 2044[2,3]	24,690	26,165
Fannie Mae 4.00% 2044[2,3]	15,585	16,462
Fannie Mae 4.50% 2044[2,3]	93,499	100,732
Fannie Mae 4.50% 2044[2,3]	64,336	69,483
Fannie Mae 5.00% 2044[2,3]	22,750	25,089
Fannie Mae 3.50% 2053[2]	2,934	2,969
Freddie Mac 5.50% 2037[2]	446	495
Freddie Mac 5.50% 2037[2]	98	108
Freddie Mac 5.00% 2038[2]	1,440	1,585
Freddie Mac 5.50% 2038[2]	309	342
Freddie Mac 6.00% 2038[2]	515	578
Freddie Mac 3.848% 2039[1,2]	904	966
Freddie Mac 5.50% 2039[2]	598	663
American Funds Mortgage Fund — Page 2 of 8

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2039[2]	$573	$645
Freddie Mac 3.106% 2040[1,2]	144	154
Freddie Mac 2.834% 2041[1,2]	203	212
Freddie Mac 3.243% 2041[1,2]	1,766	1,875
Freddie Mac 3.402% 2041[1,2]	186	196
Freddie Mac 4.00% 2041[2]	628	665
Freddie Mac 5.00% 2041[2]	950	1,049
Freddie Mac 2.57% 2042[1,2]	885	894
Freddie Mac 2.351% 2043[1,2]	8,419	8,422
Freddie Mac 4.00% 2043[2]	3,015	3,211
Freddie Mac 4.00% 2043[2]	2,188	2,330
Freddie Mac 4.00% 2043[2]	442	470
Freddie Mac 4.00% 2043[2]	242	257
Freddie Mac 4.00% 2043[2]	130	138
Freddie Mac 4.00% 2044[2,3]	14,275	15,098
Freddie Mac 4.50% 2044[2,3]	13,650	14,738
Government National Mortgage Assn. 4.00% 2032[2]	1,270	1,341
Government National Mortgage Assn. 4.00% 2032[2]	962	1,017
Government National Mortgage Assn. 6.50% 2032[2]	2,273	2,602
Government National Mortgage Assn. 3.75% 2034[2]	1,640	1,716
Government National Mortgage Assn. 4.25% 2034[2]	1,420	1,514
Government National Mortgage Assn. 5.00% 2035[2]	1,493	1,652
Government National Mortgage Assn. 3.75% 2037[2]	903	935
Government National Mortgage Assn. 6.50% 2037[2]	264	299
Government National Mortgage Assn. 5.00% 2038[2]	873	959
Government National Mortgage Assn. 6.50% 2038[2]	817	925
Government National Mortgage Assn. 6.50% 2038[2]	371	421
Government National Mortgage Assn. 6.50% 2038[2]	255	289
Government National Mortgage Assn. 4.50% 2039[2]	967	1,053
Government National Mortgage Assn. 6.00% 2039[2]	10,256	11,673
Government National Mortgage Assn. 3.50% 2040[1,2]	7,707	8,126
Government National Mortgage Assn. 3.50% 2040[2]	1,242	1,294
Government National Mortgage Assn. 4.50% 2040[2]	384	406
Government National Mortgage Assn. 5.50% 2040[2]	9,566	10,790
Government National Mortgage Assn. 3.50% 2041[2]	942	982
Government National Mortgage Assn. 4.00% 2041[2]	1,381	1,432
Government National Mortgage Assn. 4.50% 2041[2]	3,679	4,015
Government National Mortgage Assn. 4.50% 2041[2]	1,715	1,818
Government National Mortgage Assn. 4.50% 2041[2]	1,664	1,763
Government National Mortgage Assn. 4.50% 2041[2]	1,510	1,648
Government National Mortgage Assn. 4.50% 2041[2]	1,349	1,471
Government National Mortgage Assn. 5.00% 2041[2]	11,340	12,471
Government National Mortgage Assn. 5.00% 2041[2]	6,220	6,836
Government National Mortgage Assn. 5.00% 2041[2]	2,256	2,408
Government National Mortgage Assn. 6.50% 2041[2]	1,237	1,390
Government National Mortgage Assn. 2.75% 2042[2]	934	912
Government National Mortgage Assn. 2.75% 2042[2]	844	824
Government National Mortgage Assn. 2.75% 2042[2]	537	525
Government National Mortgage Assn. 2.75% 2042[2]	487	476
Government National Mortgage Assn. 2.75% 2042[2]	473	462
Government National Mortgage Assn. 2.75% 2042[2]	469	459
Government National Mortgage Assn. 2.75% 2042[2]	78	76
Government National Mortgage Assn. 3.50% 2042[2]	1,010	1,056
Government National Mortgage Assn. 3.50% 2042[2]	957	1,001
American Funds Mortgage Fund — Page 3 of 8

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2042[2]	$3,437	$3,668
Government National Mortgage Assn. 4.00% 2042[2]	1,476	1,551
Government National Mortgage Assn. 4.00% 2042[2]	1,283	1,369
Government National Mortgage Assn. 4.00% 2042[2]	968	1,039
Government National Mortgage Assn. 4.50% 2042[2]	2,763	3,014
Government National Mortgage Assn. 3.50% 2043[2]	1,336	1,391
Government National Mortgage Assn. 3.50% 2043[2]	1,247	1,299
Government National Mortgage Assn. 4.00% 2043[2]	3,323	3,466
Government National Mortgage Assn. 4.50% 2043[2]	12,139	13,217
Government National Mortgage Assn. 3.75% 2044[2]	2,132	2,220
Government National Mortgage Assn. 4.00% 2044[2]	33,010	35,171
Government National Mortgage Assn. 4.00% 2044[2]	27,076	28,894
Government National Mortgage Assn. 4.25% 2044[2]	1,456	1,553
Government National Mortgage Assn. 4.692% 2061[2]	2,085	2,268
Government National Mortgage Assn. 4.70% 2061[2]	1,985	2,150
Government National Mortgage Assn. 4.72% 2061[2]	941	1,018
Government National Mortgage Assn. 4.771% 2061[2]	1,095	1,186
Government National Mortgage Assn. 4.774% 2061[2]	1,031	1,118
Government National Mortgage Assn. 5.110% 2061[2]	3,671	4,062
Government National Mortgage Assn. 4.669% 2063[2]	1,864	2,028
Government National Mortgage Assn. 0.782% 2064[2]	1,164	1,179
Government National Mortgage Assn. 6.549% 2064[2]	1,552	1,725
Government National Mortgage Assn., Series 2012, Class H-20, 0.974% 2062[1,2]	9,013	9,147
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[1,2]	57	57
National Credit Union Administration, Series 2011-R2, Class 1A, 0.557% 2020[1,2]	219	220
National Credit Union Administration, Series 2011-R3, Class 1A, 0.557% 2020[1,2]	159	160
National Credit Union Administration, Series 2011-R1, Class 1A, 0.607% 2020[1,2]	128	129
		810,768
Commercial mortgage-backed securities 3.11%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	928	975
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW13, Class A1A, 5.533% 2041[2]	783	842
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[2]	931	1,005
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.883% 2038[1,2]	446	477
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.897% 2040[1,2]	578	637
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,2]	1,022	1,131
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	856	925
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[1,2,4]	4,000	4,008
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[2,4]	980	1,016
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.009% 2031[1,2,4]	3,145	3,148
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,4]	2,390	2,412
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	890	956
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,2]	1,054	1,120
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.066% 2046[1,2]	3,018	3,243
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[2]	4,127	4,420
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[1,2]	886	978
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,228	3,473
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[2]	436	474
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	3,894	4,157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,2]	385	416
		35,813
American Funds Mortgage Fund — Page 4 of 8

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 2.13%	Principal amount (000)	Value (000)
Australia & New Zealand Banking Group Ltd. 1.00% 2016[2,4]	$500	$503
Australia & New Zealand Banking Group Ltd. 2.40% 2016[2,4]	500	516
Bank of Montreal 1.30% 2014[2,4]	550	551
Bank of Montreal 2.625% 2016[2,4]	650	669
Bank of Nova Scotia 1.25% 2014[2,4]	400	401
Bank of Nova Scotia 2.15% 2016[2,4]	350	359
Bank of Nova Scotia 1.75% 2017[2,4]	425	432
Barclays Bank PLC 2.50% 2015[2,4]	550	562
Barclays Bank PLC 2.25% 2017[2,4]	375	386
Caisse Centrale Desjardins 1.60% 2017[2,4]	350	355
Canadian Imperial Bank of Commerce 2.75% 2016[2,4]	400	412
Commonwealth Bank of Australia 0.75% 2017[2,4]	500	501
Commonwealth Bank of Australia 2.25% 2017[2,4]	425	437
Commonwealth Bank of Australia 2.00% 2019[2,4]	1,075	1,075
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[2,4]	600	602
Credit Suisse Group AG 2.60% 2016[2,4]	500	517
DNB ASA 1.45% 2019[2,4]	700	698
National Australia Bank 2.00% 2017[2,4]	500	510
National Australia Bank 1.25% 2018[2,4]	420	416
National Australia Bank 2.00% 2019[2,4]	825	829
National Bank of Canada 2.20% 2016[2,4]	350	360
Nordea Eiendomskreditt AS 2.125% 2017[2,4]	500	513
Northern Rock PLC 5.625% 2017[2,4]	725	812
Royal Bank of Canada 1.125% 2017[2]	750	755
Royal Bank of Canada 2.00% 2019[2]	700	711
Skandinaviska Enskilda 1.375% 2018[2,4]	700	695
Sparebank 1 Boligkreditt AS 2.625% 2017[2,4]	400	413
Sparebank 1 Boligkreditt AS 2.30% 2018[2,4]	550	567
Sparebank 1 Boligkreditt AS 1.25% 2019[2,4]	1,000	986
Sparebank 1 Boligkreditt AS 1.75% 2020[2,4]	1,125	1,103
Stadshypotek AB 1.875% 2019[2,4]	525	520
Swedbank AB 2.125% 2016[2,4]	325	333
Swedbank AB 2.95% 2016[2,4]	300	311
Swedbank AB 1.375% 2018[2,4]	700	696
Toronto-Dominion Bank 1.625% 2016[2,4]	400	407
UBS AG 1.875% 2015[2,4]	400	402
UBS AG 0.75% 2017[2,4]	700	701
UBS AG 2.25% 2017[2,4]	450	464
Westpac Banking Corp. 1.375% 2015[2,4]	500	504
Westpac Banking Corp. 2.45% 2016[2,4]	375	388
Westpac Banking Corp. 1.25% 2018[2,4]	600	597
Westpac Banking Corp. 1.85% 2018[2,4]	900	902
Westpac Banking Corp. 1.375% 2019[2,4]	700	694
		24,565
Collateralized mortgage-backed (privately originated) 0.30%
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.505% 2015[1,2,4]	1,500	1,501
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.455% 2015[1,2,4]	2,000	2,002
		3,503
Total mortgage-backed obligations		874,649
American Funds Mortgage Fund — Page 5 of 8

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 17.58% U.S. Treasury 13.02%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$43,400	$43,457
U.S. Treasury 1.50% 2019	11,000	10,992
U.S. Treasury 1.625% 2019[5]	47,000	47,038
U.S. Treasury 2.25% 2021	20,000	20,326
U.S. Treasury 1.75% 2022	8,520	8,290
U.S. Treasury 2.50% 2023[5]	5,000	5,095
U.S. Treasury 2.75% 2023	8,400	8,721
U.S. Treasury 2.50% 2024	3,000	3,042
U.S. Treasury 2.875% 2043	2,100	2,016
U.S. Treasury 3.75% 2043	1,000	1,132
		150,109
U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	8,097	8,241
U.S. Treasury Inflation-Protected Security 2.00% 2016[6]	9,005	9,388
U.S. Treasury Inflation-Protected Security 0.125% 2017[6]	8,656	8,862
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	2,352	2,359
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,389	5,357
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	2,074	2,111
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	4,146	3,923
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	10,833	12,380
		52,621
Total U.S. Treasury bonds & notes		202,730
Federal agency bonds & notes 3.02%
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[2]	964	965
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[2]	548	549
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[2]	525	526
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[2]	700	700
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[2]	425	431
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[2]	425	439
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	690	724
Fannie Mae, Series 2014-M1, multifamily 3.502% 2023[1,2]	825	866
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[1,2]	845	860
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1,2]	875	929
Federal Farm Credit Banks 0.205% 2017[1]	2,850	2,851
Federal Farm Credit Banks 0.21% 2017[1]	2,292	2,292
Federal Home Loan Bank 5.50% 2036	300	396
Freddie Mac 1.00% 2017	575	575
Freddie Mac 1.25% 2019	2,330	2,266
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[2]	297	298
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[2]	147	150
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[2]	527	529
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[2]	199	203
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[2]	850	869
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[2]	350	360
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[2]	236	249
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	535	532
Freddie Mac, Series KGRP, Class A, multifamily 0.535% 2020[1,2]	2,855	2,866
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[1,2]	515	517
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[2]	263	269
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[2]	2,361	2,457
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	219	230
American Funds Mortgage Fund — Page 6 of 8

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[2]	$439	$435
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[2]	425	438
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[2]	569	562
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[2]	603	602
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[2]	575	566
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[2]	525	520
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[2]	812	841
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[2]	728	755
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[2]	1,275	1,263
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	850	888
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	600	628
Freddie Mac, Series K038, Class A2, multifamily 3.389% 2024[2]	780	817
Tennessee Valley Authority 1.875% 2022	1,650	1,593
		34,806
Municipals 1.01%
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	240	264
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,500	1,656
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	290	317
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	515	532
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[2]	696	650
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[2]	591	574
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,250	1,347
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	420	462
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[2]	1,146	1,101
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[2]	1,213	1,153
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,000	1,106
State of New Mexico, Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	645	674
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	895	1,008
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	140	146
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	590	623
		11,613
Asset-backed obligations 0.14%
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[2,4]	645	646
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[2,4]	1,005	1,012
		1,658
Total bonds, notes & other debt instruments (cost: $1,110,877,000)		1,125,456
American Funds Mortgage Fund — Page 7 of 8

Short-term securities 50.79%	Principal amount (000)	Value (000)
Abbott Laboratories 0.10% due 11/6/2014[4]	$20,000	$19,997
Apple Inc. 0.11% due 11/21/2014[4]	20,000	19,993
Army and Air Force Exchange Service 0.10% due 11/18/2014[4]	9,500	9,497
Caterpillar Financial Services Corp. 0.11% due 10/14/2014	10,000	9,998
Chevron Corp. 0.07%—0.08% due 9/19/2014—10/3/2014[4]	20,000	19,998
Coca-Cola Co. 0.11% due 9/9/2014[4]	8,000	8,000
Colgate-Palmolive Co. 0.06% due 9/16/2014[4]	2,400	2,400
E.I. duPont de Nemours and Co. 0.07% due 9/26/2014[4]	8,300	8,299
Emerson Electric Co. 0.08% due 9/23/2014[4]	15,000	14,999
Fannie Mae 0.07%—0.12% due 12/15/2014—6/1/2015	71,600	71,578
Federal Farm Credit Banks 0.07%—0.12% due 11/3/2014—4/28/2015	33,750	33,738
Federal Home Loan Bank 0.07%—0.13% due 9/24/2014—1/14/2015	148,400	148,384
Freddie Mac 0.08%—0.10% due 11/28/2014—1/26/2015	24,600	24,595
General Electric Co. 0.06% due 9/2/2014	23,900	23,900
Honeywell International Inc. 0.12% due 9/19/2014[4]	10,000	9,999
John Deere Financial Ltd. 0.08% due 9/3/2014—9/12/2014[4]	30,000	29,999
Merck & Co. Inc. 0.07% due 10/1/2014[4]	9,000	9,000
Microsoft Corp. 0.08% due 10/22/2014[4]	11,725	11,724
Paccar Financial Corp. 0.10% due 10/3/2014	15,100	15,098
PepsiCo Inc. 0.07% due 10/6/2014[4]	13,100	13,099
Private Export Funding Corp. 0.18%—0.19% due 11/19/2014—12/5/2014[4]	11,000	10,997
Procter & Gamble Co. 0.10%—0.15% due 10/29/2014—1/7/2015[4]	25,000	24,994
Wal-Mart Stores, Inc. 0.09% due 9/23/2014[4]	20,000	19,999
Wells Fargo & Co. 0.14% due 10/8/2014	25,500	25,497
Total short-term securities (cost: $585,758,000)		585,782
Total investment securities 148.37% (cost: $1,696,635,000)		1,711,238
Other assets less liabilities (48.37)%		(557,859)
Net assets 100.00%		$1,153,379
[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	A portion or all of the security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $271,838,000, which represented 23.57% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,180,000, which represented .28% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
Key to abbreviations
Agcy. = Agency	Ref. = Refunding
Auth. = Authority	Rev. = Revenue
Dev. = Development	TBA = To be announced
Fin. = Finance
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-1014O-S42266	American Funds Mortgage Fund — Page 8 of 8

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and investment portfolio (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Mortgage Fund (the "Fund") at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments in securities (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California

October 14, 2014

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: October 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: October 31, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2014